Regulatory Capital	12 Months Ended
Dec. 31, 2012
Regulatory Capital
Regulatory Capital

Note 21 – Regulatory Capital

ChoiceOne Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. At year-end 2012 and 2011, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s categories.

Actual capital levels and minimum required levels for ChoiceOne Bank were as follows:

(Dollars in thousands)	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0

December 31, 2011
Total capital (to risk weighted assets)	$43,042	12.5%	$27,510	8.0%	$34,387	10.0%
Tier 1 capital (to risk weighted assets)	38,960	11.3	13,755	4.0	20,632	6.0
Tier 1 capital (to average assets)	38,960	8.3	18,801	4.0	23,502	5.0

Banking regulations limit capital distributions by state-chartered banks. Generally, capital distributions are limited to undistributed net income for the current and prior two years. At December 31, 2012, approximately $5,546,000 was available for ChoiceOne Bank to pay dividends to ChoiceOne Financial Services, Inc. ChoiceOne’s ability to pay dividends to shareholders is dependent on the Bank, which is restricted by state law and regulations.